Prepayment and Deposit (Details) - USD ($)	Nov. 30, 2022	Feb. 28, 2022	Feb. 28, 2021
Prepayment and deposit	$ 4,701,668	$ 3,331,342	$ 646,377
Telecommunication Products And Services [Member]
Deposit Paid / Prepayment	2,610,008	2,396,550	333,646
Deposit received
Net Prepaid expenses for SMS	2,610,008	2,396,550	333,646
Others prepayment	1,470,009	369,256	143,288
Prepayment and deposit	4,080,017	2,765,806	476,934
S M S And M M S Business [Member]
Deposit Paid / Prepayment	621,651	565,536
Net Prepaid expenses for SMS	621,651	565,536
Others prepayment
Prepayment and deposit	$ 621,651	565,536
Sms [Member]
Deposit Paid / Prepayment		565,536	169,443
Net Prepaid expenses for SMS		565,536	169,443
Others prepayment
Prepayment and deposit		$ 565,536	$ 169,443